Trade and Other Payables - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	[1]
Trade and other payables [abstract]
Trade payables and accrued expenses	$ 498,777	$ 612,092
Personnel accrued expenses	179,702	224,935
Dividend payable	30,289	24,881
Trade and other payables	$ 708,768	$ 861,908	[2]

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d)).
[2]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d)) and for change in presentation (see note 12).